UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-23097

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana A. DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    April 30

Date of reporting period:    January 31, 2019

Item 1. Schedule of Investments

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2019 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	5.6%
BANKS	2.7%
GMAC Capital Trust I, 8.401%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(a)		1,178,120	$30,760,713
PNC Financial Services Group, Inc., 6.125% to 5/1/22, Series P(b),(c)		96,503	2,542,854
Valley National Bancorp, 5.50% to 9/30/22, Series B(b),(c)		111,375	2,522,644

			35,826,211

INSURANCE	0.9%
MULTI-LINE	0.4%
Hartford Financial Services Group, Inc./The, 7.875% to 4/15/22, due 4/15/42(c)		171,915	4,911,611

REINSURANCE	0.5%
Reinsurance Group of America, Inc., 6.20% to 9/15/22, due 9/15/42(c)		264,124	6,933,255

TOTAL INSURANCE			11,844,866

PIPELINES	1.8%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(c)		418,675	10,550,610
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(b),(c)		555,825	13,756,669

			24,307,279

UTILITIES	0.2%
NiSource, Inc., 6.50% to 3/15/24, Series B(b),(c)		121,636	3,330,394

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$75,256,620)			75,308,750

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	66.1%
BANKS	18.1%
Bank of America Corp., 6.25% to 9/5/24, Series X(b),(c)		$7,007,000	7,384,222
Capital One Financial Corp., 5.55% to 6/1/20, Series E(b),(c)		4,350,000	4,387,345
Citigroup, Inc., 5.90% to 2/15/23(b),(c)		4,000,000	4,044,100
Citigroup, Inc., 5.95% to 1/30/23(b),(c)		14,355,000	14,340,286
Citigroup, Inc., 5.95% to 8/15/20, Series Q(b),(c)		11,950,000	12,058,685
Citigroup, Inc., 6.125% to 11/15/20, Series R(b),(c)		31,328,000	31,816,247
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(b),(c)		6,950,000	6,842,101

		Principal Amount		Value
CoBank ACB, 6.25% to 10/1/22, Series F(b),(c)		29,100	†	$2,997,300
CoBank ACB, 6.25% to 10/1/26, Series I(b),(c)		$1,300,000		1,347,125
Corestates Capital II, 3.437%, (3 Month US LIBOR + 0.65%), due 1/15/27, 144A (FRN)(a),(d)		4,000,000		3,613,880
Corestates Capital III, 3.186%, (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(a),(d)		3,700,000		3,280,161
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(b),(c),(d)		8,000	†	836,000
Farm Credit Bank of Texas, 10.00%, Series I(b)		8,750	†	9,800,000
Goldman Sachs Group, Inc./The, 5.375% to 5/10/20, Series M(b),(c)		7,150,000		7,116,717
Goldman Sachs Group, Inc./The, 5.70% to 5/10/19, Series L(b),(c)		13,139,000		13,175,132
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(b),(c)		20,500,000		20,814,572
JPMorgan Chase & Co., 6.221%, (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(b)		18,624,000		18,736,210
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(b),(c)		18,046,000		18,916,178
SunTrust Capital III, 3.438%, (3 Month US LIBOR + 0.65%), due 3/15/28, (FRN)(a)		6,550,000		5,631,166
US Bancorp, 5.125% to 1/15/21, Series I(b),(c)		5,183,000		5,218,426
Wachovia Capital Trust II, 3.287%, (3 Month US LIBOR + 0.50%), due 1/15/27, (FRN)(a)		3,500,000		3,131,520
Wells Fargo & Co., 6.558%, (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(b)		47,195,000		47,560,761

				243,048,134

BANKS—FOREIGN	20.6%
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (Spain)(b),(c),(e),(f)		2,600,000		3,328,958
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(b),(c),(d)		7,700,000		8,005,282
Bankia SA, 6.375% to 9/19/23 (Spain)(b),(c),(e),(f)		2,600,000		2,946,241
Barclays Bank PLC, 14.00% to 6/15/19, Series RCI (United Kingdom)(b),(c),(e)		3,100,000		4,243,933
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(b),(c),(f)		9,600,000		9,579,984
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(b),(c),(e),(f)		5,950,000		6,210,164
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(b),(c),(d),(f)		3,600,000		3,654,810
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(b),(c),(d),(f)		6,600,000		6,951,879
BPCE SA, 12.50% to 9/30/19, 144A (France)(b),(c),(d)		4,160,000		4,399,200
Cooperatieve Rabobank UA, 11.00% to 6/30/19, 144A (Netherlands)(b),(c),(d)		30,175,000		31,137,582
Credit Agricole SA, 6.625% to 9/23/19, 144A (France)(b),(c),(d),(f)		4,800,000		4,817,875

	Principal Amount	Value
Credit Agricole SA, 8.375% to 10/13/19, 144A (France)(b),(c),(d)	$10,600,000	$10,918,000
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(b),(c),(e),(f)	8,600,000	8,843,681
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(b),(c),(d),(f)	16,000,000	16,333,360
DNB Bank ASA, 5.75% to 3/26/20 (Norway)(b),(c),(e),(f)	3,800,000	3,797,488
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(b),(c),(e),(f)	5,700,000	5,763,715
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(b),(c),(f)	3,600,000	3,618,810
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(b),(c),(f)	16,500,000	17,171,880
Industrial & Commercial Bank of China Ltd., 6.00% to 12/10/19, 144A (China)(b),(c),(d),(f)	5,000,000	5,063,290
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(b),(c),(e),(f)	4,400,000	4,511,808
Lloyds Bank PLC, 12.00% to 12/16/24, 144A (United Kingdom)(b),(c),(d)	7,900,000	9,530,663
Royal Bank of Scotland Group PLC, 7.50% to 8/10/20 (United Kingdom)(b),(c),(f)	5,200,000	5,330,000
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(b),(c),(f)	18,300,000	19,529,760
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)(b),(c),(e),(f)	5,400,000	5,393,920
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(b),(c),(d),(f)	8,350,000	8,646,425
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(b),(c),(d),(f)	4,200,000	4,346,055
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)(b),(c),(d),(f)	2,200,000	2,210,965
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(b),(c),(d),(f)	10,600,000	11,050,500
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(b),(c),(d),(f)	4,800,000	5,011,080
Swedbank AB, 6.00% to 3/17/22 (Sweden)(b),(c),(e),(f)	3,800,000	3,802,367
UBS Group Funding Switzerland AG, 6.875% to 3/22/21 (Switzerland)(b),(c),(e),(f)	6,000,000	6,171,774
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(b),(c),(d),(f)	5,600,000	5,649,000
UBS Group Funding Switzerland AG, 7.125% to 2/19/20 (Switzerland)(b),(c),(e),(f)	10,000,000	10,214,820
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(b),(c),(e),(f)	9,200,000	9,587,918

		Principal Amount		Value
UniCredit SpA, 6.572%, due 1/14/22, 144A (Italy)(d)		$8,750,000		$8,950,193

				276,723,380

ELECTRIC	1.3%
INTEGRATED ELECTRIC	0.4%
Southern California Edison Co., 6.25% to 2/1/22, Series E(b),(c)		6,150,000		5,790,071

INTEGRATED ELECTRIC—FOREIGN	0.3%
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(b),(c),(d)		3,750,000		3,715,631

REGULATED ELECTRIC	0.6%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(c)		8,133,000		8,100,080

TOTAL ELECTRIC				17,605,782

FINANCIAL	3.4%
DIVERSIFIED FINANCIAL SERVICES	0.3%
State Street Corp., 5.25% to 9/15/20, Series F(b),(c)		4,585,000		4,604,876

INVESTMENT BANKER/BROKER	3.1%
Charles Schwab Corp./The, 4.625% to 3/1/22, Series E(b),(c)		5,390,000		5,232,181
Charles Schwab Corp./The, 7.00% to 2/1/22(b),(c)		11,650,000		12,328,263
Morgan Stanley, 5.55% to 7/15/20, Series J(b),(c)		23,290,000		23,420,075

				40,980,519

TOTAL FINANCIAL				45,585,395

FOOD	0.1%
Dairy Farmers of America, Inc., 7.875%, 144A(b),(d),(g)		15,000	†	1,496,250

INDUSTRIALS—DIVERSIFIED MANUFACTURING	1.4%
General Electric Co., 5.00% to 1/21/21, Series D(b),(c)		20,986,000		18,498,634

INSURANCE	15.4%
LIFE/HEALTH INSURANCE	3.3%
MetLife, Inc., 5.25% to 6/15/20, Series C(b),(c)		11,140,000		11,179,937
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(c)		4,894,000		5,075,543
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(c)		18,225,000		18,990,997
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(c)		6,414,000		6,237,615
Voya Financial, Inc., 6.125% to 9/15/23, Series A(b),(c)		3,460,000		3,428,289

				44,912,381

LIFE/HEALTH INSURANCE—FOREIGN	5.8%
CNP Assurances, 6.875% to 7/18/19 (France)(b),(c),(e)		13,200,000		13,401,709

		Principal Amount		Value
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(b),(c),(d)		$17,740,000		$19,038,923
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(b),(c),(e)		7,200,000		7,650,144
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, due 4/23/48, 144A (South Korea)(c),(d)		6,400,000		6,171,827
La Mondiale Vie, 7.625% to 4/23/19 (France)(b),(c),(e)		11,450,000		11,571,439
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(c),(d)		8,600,000		8,821,708
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(c),(d)		10,200,000		10,992,795

				77,648,545

MULTI-LINE	1.1%
Hartford Financial Services Group, Inc./The, 4.741%, (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(a),(d)		16,544,000		14,169,522

PROPERTY CASUALTY	0.6%
Liberty Mutual Group, Inc., 5.693%, (3 Month US LIBOR + 2.905%), due 3/7/37, 144A, (FRN)(a),(d)		7,750,000		7,373,699

PROPERTY CASUALTY—FOREIGN	3.3%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(c),(d)		23,374,000		25,151,008
QBE Insurance Group Ltd, 7.50% to 11/24/23, due 11/24/43, 144A (Australia)(c),(d)		4,200,000		4,521,195
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(c),(e)		5,600,000		5,825,260
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(c),(d)		604,000		622,105
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(b),(c),(e)		9,000,000		8,863,200

				44,982,768

REINSURANCE—FOREIGN	1.3%
Aquarius + Investments PLC, 6.375% to 9/1/19, due 9/1/24 (Switzerland)(c),(e),(f)		17,250,000		17,480,219

TOTAL INSURANCE				206,567,134

INTEGRATED TELECOMMUNICATIONS SERVICES	2.1%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(d)		23,396	†	24,916,740

		Principal Amount	Value
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(c),(e)		$2,800,000	$2,680,118

			27,596,858

MATERIAL—METALS & MINING	1.5%
BHP Billiton Finance USA Ltd., 6.25% to 10/19/20, due 10/19/75, 144A (Australia)(c),(d)		19,600,000	20,306,090

MEDIA	0.1%
Viacom, Inc., 5.875% to 2/28/22, due 2/28/57(c)		600,000	580,191

PIPELINES	0.7%
Andeavor Logistics LP, 6.875% to 2/15/23, Series A(b),(c)		6,619,000	6,330,180
Enbridge Energy Partners LP, 6.595%, (3 Month US LIBOR + 3.798%), due 10/1/37, (FRN)(a)		3,033,000	3,048,165

			9,378,345

REAL ESTATE—FINANCE	0.1%
AT Securities BV, 5.25% to 7/21/23 (Germany)(b),(c),(e)		2,000,000	1,870,556

UTILITIES	1.3%
ELECTRIC UTILITIES—FOREIGN	0.9%
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(c),(d)		11,610,000	12,480,750

MULTI-UTILITIES	0.4%
NiSource, Inc., 5.65% to 6/15/23, 144A(b),(c),(d)		5,680,000	5,476,457

TOTAL UTILITIES			17,957,207

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$904,478,103)			887,213,956

CORPORATE BONDS	25.0%
BANKS	0.5%
CIT Group, Inc., 4.75%, due 2/16/24		5,000,000	5,062,500
Goldman Sachs Group, Inc./The, 4.515%, (3 Month US LIBOR + 1.75%), due 10/28/27, Series GMTN (FRN)(a)		1,750,000	1,757,639

			6,820,139

DIVERSIFIED FINANCIAL SERVICES	0.8%
GE Capital International Funding Co. Unlimited Co., 3.373%, due 11/15/25		11,650,000	11,137,505

ELECTRIC	0.8%
INTEGRATED ELECTRIC	0.2%
Integrys Holding, Inc., 4.17%, due 11/1/20		3,089,000	3,117,140

		Principal Amount	Value
REGULATED ELECTRIC	0.6%
WEC Energy Group, Inc., 3.375%, due 6/15/21		$8,260,000	$8,311,275

TOTAL ELECTRIC			11,428,415

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	2.5%
Caterpillar Financial Services Corp., 1.85%, due 9/4/20, Series GMTN		6,600,000	6,509,215
Caterpillar Financial Services Corp., 3.15%, due 9/7/21, Series MTN		8,875,000	8,925,725
Ford Motor Credit Co. LLC, 3.605%, (3 Month US LIBOR + 0.81%), due 4/5/21, (FRN)(a)		6,100,000	5,905,740
Ford Motor Credit Co. LLC, 3.677%, (3 Month US LIBOR + 0.88), due 10/12/21, (FRN)(a)		5,000,000	4,780,817
General Motors Financial Co., Inc., 3.785%, (3 Month US LIBOR + 0.99%), due 1/5/23, (FRN)(a)		3,875,000	3,675,674
General Motors Financial Co., Inc., 4.113%, (3 Month US LIBOR + 1.31%), due 6/30/22, (FRN)(a)		4,461,000	4,359,553

			34,156,724

HEALTH CARE	0.7%
CVS Health Corp., 3.397%, (3 Month US LIBOR + 0.63%), due 3/9/20, (FRN)(a)		6,090,000	6,103,605
CVS Health Corp., 3.487%, (3 Month US LIBOR + 0.72%), due 3/9/21, (FRN)(a)		3,572,000	3,577,261

			9,680,866

INTEGRATED TELECOMMUNICATIONS SERVICES	1.3%
Verizon Communications, Inc., 3.45%, due 3/15/21		10,810,000	10,940,580
Verizon Communications, Inc., 3.716%, (3 Month US LIBOR + 1.10%), due 5/15/25, (FRN)(a)		6,800,000	6,756,393

			17,696,973

MEDIA	0.6%
Comcast Corp., 3.30%, due 10/1/20		3,900,000	3,928,967
Comcast Corp., 3.45%, due 10/1/21		3,900,000	3,948,079

			7,877,046

REAL ESTATE	16.1%
DIVERSIFIED	1.0%
Select Income REIT, 3.60%, due 2/1/20		6,275,000	6,236,791

		Principal Amount	Value
WEA Finance LLC, 2.70%, due 9/17/19, 144A (France)(d)		$7,110,000	$7,093,060

			13,329,851

FINANCE	3.5%
CyrusOne LP/CyrusOne Finance Corp., 5.00%, due 3/15/24		8,825,000	8,913,250
iStar, Inc., 6.00%, due 4/1/22		5,500,000	5,500,000
iStar, Inc., 6.50%, due 7/1/21		8,115,000	8,256,850
Newmark Group, Inc., 6.125%, due 11/15/23, 6.125%, 144A(d)		6,625,000	6,616,957
Ventas Realty LP/Ventas Capital Corp., 2.70%, due 4/1/20		2,663,000	2,646,106
VEREIT Operating Partnership LP, 3.00%, due 2/6/19		6,000,000	5,999,770
VEREIT Operating Partnership LP, 4.125%, due 6/1/21		8,652,000	8,715,123

			46,648,056

HEALTH CARE	4.8%
HCP, Inc., 2.625%, due 2/1/20		10,960,000	10,910,413
HCP, Inc., 4.25%, due 11/15/23		4,250,000	4,317,591
Healthcare Trust of America Holdings LP, 3.375%, due 7/15/21		2,500,000	2,491,383
Healthcare Trust of America Holdings LP, 3.70%, due 4/15/23		6,765,000	6,728,470
Sabra Health Care LP/Sabra Capital Corp., 5.50%, due 2/1/21		8,775,000	8,868,234
Senior Housing Properties Trust, 3.25%, due 5/1/19		1,475,000	1,470,118
Senior Housing Properties Trust, 6.75%, due 4/15/20		4,000,000	4,059,034
Senior Housing Properties Trust, 6.75%, due 12/15/21		10,350,000	10,843,815
Welltower, Inc., 3.95%, due 9/1/23		6,500,000	6,556,423
Welltower, Inc., 4.50%, due 1/15/24		3,164,000	3,263,794
Welltower, Inc., 4.95%, due 1/15/21		4,605,000	4,728,670

			64,237,945

		Principal Amount	Value
OFFICE	3.1%
Alexandria Real Estate Equities, Inc., 2.75%, due 1/15/20		$1,910,000	$1,903,296
Alexandria Real Estate Equities, Inc., 4.60%, due 4/1/22		12,323,000	12,726,180
Boston Properties LP, 5.625%, due 11/15/20		4,261,000	4,422,867
Corporate Office Properties LP, 3.60%, due 5/15/23		8,925,000	8,737,720
Corporate Office Properties LP, 3.70%, due 6/15/21		8,000,000	7,953,681
SL Green Operating Partnership LP, 3.25%, due 10/15/22		6,155,000	5,970,861

			41,714,605

RESIDENTIAL	0.8%
ERP Operating LP, 4.625%, due 12/15/21		2,200,000	2,287,510
Post Apartment Homes LP, 3.375%, due 12/1/22		2,500,000	2,477,108
UDR, Inc., 3.70%, due 10/1/20		5,400,000	5,431,360

			10,195,978

SHOPPING CENTERS	1.3%
COMMUNITY CENTER	0.6%
Weingarten Realty Investors, 3.50%, due 4/15/23		8,000,000	7,928,734

FREE STANDING	0.7%
Realty Income Corp., 3.25%, due 10/15/22		5,138,000	5,120,974
Realty Income Corp., 4.65%, due 8/1/23		4,200,000	4,388,567

			9,509,541

TOTAL SHOPPING CENTERS			17,438,275

SPECIALTY	1.6%
Digital Realty Trust LP, 3.40%, due 10/1/20		7,500,000	7,526,795
Digital Realty Trust LP, 5.25%, due 3/15/21		8,120,000	8,393,423
Equinix, Inc., 5.375%, due 4/1/23		6,190,000	6,298,325

			22,218,543

TOTAL REAL ESTATE			215,783,253

TECHNOLOGY	0.3%
eBay, Inc., 2.20%, due 8/1/19		3,400,000	3,388,650

		Principal Amount	Value
TELECOMMUNICATION—COMMUNICATIONS	0.6%
Vodafone Group PLC, 3.75%, due 1/16/24 (United Kingdom)		$2,300,000	$2,297,112
Vodafone Group PLC, 4.375%, due 3/16/21 (United Kingdom)		5,000,000	5,121,038

			7,418,150

UTILITIES	0.8%
ELECTRIC UTILITIES	0.5%
Emera US Finance LP, 2.15%, due 6/15/19		3,400,000	3,383,038
Mississippi Power Co., 3.472%, (3 Month US LIBOR + 0.65%), due 3/27/20, (FRN)(a)		3,420,000	3,418,698

			6,801,736

ELECTRIC UTILITIES—FOREIGN	0.3%
Enel Finance International NV, 2.875%, due 5/25/22, 144A (Italy)(d)		4,000,000	3,849,722

TOTAL UTILITIES			10,651,458

TOTAL CORPORATE BONDS (Identified cost—$337,380,341)			336,039,179

		Shares
SHORT-TERM INVESTMENTS	2.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.31%(h)		31,028,675	31,028,675

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$31,028,675)			31,028,675

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,348,143,739)	99.0%		1,329,590,560
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		14,019,381

NET ASSETS	100.0%		$1,343,609,941

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	5,336,548	USD	6,116,698	2/4/19	$8,488
Brown Brothers Harriman	GBP	3,486,358	USD	4,447,303	2/4/19	(125,402)
Brown Brothers Harriman	USD	6,122,835	EUR	5,336,548	2/4/19	(14,625)
Brown Brothers Harriman	USD	4,585,677	GBP	3,486,358	2/4/19	(12,972)
Brown Brothers Harriman	EUR	5,481,111	USD	6,303,086	3/4/19	14,610
Brown Brothers Harriman	GBP	3,512,359	USD	4,626,146	3/4/19	12,735

						$(117,166)

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Variable rate. Rate shown is in effect at January 31, 2019.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed-rate coupon period.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $337,220,639 which represents 25.1% of the net assets of the Fund, of which 0.1% are illiquid.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $144,159,431 which represents 10.7% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $217,018,745 or 16.2% of the net assets of the Fund.

(g)	Security value is determined based on significant unobservable inputs (Level 3).
(h)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$75,308,750	$75,308,750	$—	$—

Preferred Securities—Capital Securities:
Food	1,496,250	—	—	1,496,250

Others Industries	885,717,706	—	885,717,706	—

Corporate Bonds	336,039,179	—	336,039,179	—

Short-Term Investments	31,028,675	—	31,028,675	—

Total Investments in Securities(a)	$1,329,590,560	$75,308,750	$1,252,785,560	$1,496,250	(b)

Forward Foreign Currency Exchange Contracts	$35,833	$—	$35,833	$—

Total Derivative Assets(a)	$35,833	$—	$35,833	$—

Forward Foreign Currency Exchange Contracts	$(152,999)	$—	$(152,999)	$—

Total Derivative Liabilities(a)	$(152,999)	$—	$(152,999)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of April 30, 2018	$1,520,580
Change in unrealized appreciation (depreciation)	(24,330)

Balance as of January 31, 2019	$1,496,250

The change in unrealized appreciation (depreciation) attributable to securities owned on January 31, 2019 which were valued using significant unobservable inputs (Level 3) amounted to $(24,330).

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended January 31, 2019:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$17,582,751

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Chief Executive Officer

Date: March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Chief Executive Officer		Name: James Giallanza Title: Chief Financial Officer

Date: March 25, 2019